Fees Summary	Feb. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 897,952,500.00
Previously Paid Amount	0.00
Total Fee Amount	124,007.24
Total Offset Amount	0.00
Net Fee	124,007.24
Narrative - Max Aggregate Offering Price	$ 897,952,500.00
Final Prospectus	true